Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 607	$ 113	$ 101
Future amortization expense next twelve months	1,163
Future amortization expense year two	859
Future amortization expense year three	249
Future amortization expense year four	225
Future amortization expense year five	217
Future amortization expense thereafter	$ 942